Other financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Other financial assets [Line Items]
Schedule of other financial assets

	2021	2020
Assets measured at fair value
Investment Portfolio – Local currency	759,892	474,535
Investment Portfolio – Foreign currency	1,172,718	2,494,124
Assets measured at fair value through other comprehensive income	2,789	732
Hedging instruments(1)	17,449	98,877
Investments in equity securities and trust funds (2)	606,624	—
	2,559,472	3,068,268
Assets measured at amortized cost	375,262	3,391
	2,934,734	3,071,659

Current	1,627,150	2,194,651
Non–current	1,307,584	877,008
	2,934,734	3,071,659
(1)	As of December 31, 2021, corresponds to swap contracts to hedge commodity price risk and forwards contracts to hedge exchange rate risk.
(2)	They include deposits in trusts companies and restricted funds in Brazil, Peru, Chile, and Colombia.

Schedule of maturities of other financial assets

	2021	2020
Up to 1 year	1,627,150	2,194,651
1 – 2 years	434,372	101,216
2 – 5 years	786,760	573,420
> 5 years	86,452	202,372
	2,934,734	3,071,659

Schedule of fair value hierarchy level

The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2021, and 2020:

	2021	2020
Level 1	834,057	5,273
Level 2	1,139,457	3,062,995
	1,973,514	3,068,268

Other financial assets [Member]
Other financial assets [Line Items]
Schedule of other financial assets measured at fair value through profit or loss

The following table reflects the credit quality of the issuers of other financial assets:

	2021	2020
AAA	1,158,794	353,939
BB+	954,212	—
F1+	319,253	551,626
B	158,814	—
A-1	119,461	1,107,777
BRC1+	75,068	—
A+	42,821	60,692
A	12,204	21,179
F3	8,990	—
BB	7,412	—
BBB	7,112	—
AA+	6,075	5,332
BBB-	—	758,472
A-3	—	127,861
F1	—	43,839
AA-	—	21,263
AA	—	7,759
Other	64,518	11,920
	2,934,734	3,071,659